UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sleep, Zakaria & CO Ltd.

Address:  1A, Burnsall Street
          London, SW3 3SR
          United Kingdom

13F File Number: 28-12054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Qais Zakaria
Title:  Director
Phone:  +44 207 101 1960


Signature, Place and Date of Signing:


/s/ Qais Zakaria           London, United Kingdom           February 3, 2009
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1

Form 13F Information Table Entry Total:     13

Form 13F Information Table Value Total: $ 351,158
                                         (thousands)


List of Other Included Managers:

No.            Form 13F             File Number

1              28-12449             The Nomad Investment Partnership L.P.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2    COLUMN 3     COLUMN 4        COLUMN 5          COLUMN 6     COL 7        COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/    INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP        (x1000)   PRN AMT   PRN CALL    DISCRETION    MNGRS  SOLE   SHARED  NONE
--------------               --------------    -----        -------   -------   --- ----    ----------    -----  ----   ------  ----
AMAZON COM INC               COM              023135106    115,380    2,250,000 SH        SHARED-DEFINED    1    0    2,250,000  0
BERKSHIRE HATHAWAY INC DEL   CL A             084670108     38,640          400 SH        SHARED-DEFINED    1    0          400  0
BROOKFIELD HOMES CORP        COM              112723101      4,104      950,000 SH        SHARED-DEFINED    1    0      950,000  0
CB RICHARD ELLIS GROUP INC   CL A             12497T101      4,752    1,100,000 SH        SHARED-DEFINED    1    0    1,100,000  0
COSTCO WHSL CORP NEW         COM              22160K105     81,375    1,550,000 SH        SHARED-DEFINED    1    0    1,550,000  0
FLEETWOOD ENTERPRISES INC    COM              339099103        258    2,577,648 SH        SHARED-DEFINED    1    0    2,577,648  0
LIBERTY GLOBAL INC           COM SER A        530555101     25,472    1,600,000 SH        SHARED-DEFINED    1    0    1,600,000  0
LIBERTY GLOBAL INC           COM SER C        530555309      4,554      300,000 SH        SHARED-DEFINED    1    0      300,000  0
M D C HLDGS INC              COM              552676108     24,240      800,000 SH        SHARED-DEFINED    1    0      800,000  0
MOHAWK INDS INC              COM              608190104     26,212      610,000 SH        SHARED-DEFINED    1    0      610,000  0
SEARS HLDGS CORP             COM              812350106      1,563       40,200 SH        SHARED-DEFINED    1    0       40,200  0
U S G CORP                   COM NEW          903293405      2,412      300,000 SH        SHARED-DEFINED    1    0      300,000  0
UMPQUA HLDGS CORP            COM              904214103     22,197    1,534,000 SH        SHARED-DEFINED    1    0    1,534,000  0







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